Convertible Preferred shares and Warrants	12 Months Ended
Dec. 31, 2022
Temporary Equity [Abstract]
CONVERTIBLE PREFERRED SHARES AND WARRANTS
NOTE 10: -	CONVERTIBLE PREFERRED SHARES AND WARRANTS

a.	The Composition of the Company’s Convertible Preferred shares is as follows:

	December 31, 2021		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Carrying amount	Liquidation preference
	Number of shares

Series A Convertible Preferred shares of no-par value *)	16,295,256	7,229,885	-	-	-	-
Series B Convertible Preferred shares of no- par value *)	9,052,920	6,509,301	-	-	-	-

Total	25,384,176	13,739,186	-	-	-	-

*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also Note 10, Shareholders’ Deficiency, for details.

The Company issued Series A Convertible Preferred shares in 2018 and Series B Convertible Preferred shares in 2020. The Company classifies the Convertible Preferred shares outside of shareholders’ deficiency as required by ASC 480-10-S99, since these Convertible Preferred shares are entitled to liquidation preferences which may trigger a deemed liquidation event that is not solely within the Company’s control.

Upon completion of the Merger, all convertible preferred shares outstanding, totaling 13,739,186 shares, were automatically converted into 14,270,797 Ordinary shares and their carrying value of $53,964 was reclassified into shareholders’ equity.

Pursuant to the Company’s Amended and Restated Articles of Incorporation in effect before the completion of the Merger (the “Previous AoA”), a deemed liquidation event would occur, inter alia, upon the closing of the transfer of the Company’s securities to a person or a group of affiliated persons, in one or a series of related transactions, if immediately after such transaction, such person or group of affiliated persons would hold 50% or more of the outstanding voting shares of the Company and upon the occurrence of the events listed in the Previous AoA. For the year ended December 31, 2021, the Company did not adjust the carrying values of the Convertible Preferred shares to the deemed liquidation values of such shares since a deemed liquidation event was not probable at each balance sheet date. Subsequent adjustments to increase the carrying values to the ultimate liquidation values would have been made only when it becomes probable that such a deemed liquidation event will occur.

b.	Warrants to purchase Preferred A shares:

Under the 2018 SPA, the Company had initially granted the Preferred A share investors an aggregate number of 3,614,960 Warrants convertible into Preferred A shares of the Company (“Preferred A Warrants”), with an exercise price of $5.04. The number of Warrants issued is subject to similar adjustments as the conversion ratio of the Preferred A shares.

In connection with the 2020 SPA, the Warrants agreement was modified, and the Company subsequently granted the Preferred A share investors approximately 7% additional Preferred A Warrants, increasing the aggregate number of Preferred A Warrants to 3,880,777, and reducing the exercise price to $3.87 per share. Since the Warrants were classified as a liability and subsequently measured at fair value through earnings, the effect of the Preferred A Warrants modification was reflected in the fair value of the Warrants and recognized in earnings. The Warrants may be converted at any time until September 16, 2024.

Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87.

Prior to conversion into warrants convertible into ordinary shares, the warrants were remeasured and resulted in financial expenses in the amount of $16,547.

During the year ended December 31, 2022, a total of 1,556,817 of such warrants were exercised into 1,160,016 ordinary shares of the Company.

As of December 31, 2022, a total of 2,323,960 such warrants are outstanding.